Schedule of term facilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Line of Credit Facility [Line Items]
Total	$ 23,054	$ 30,603
Revolving Credit Facility [Member] | CWB Financial Limited [Member]
Line of Credit Facility [Line Items]
Total	$ 21,646	28,736
Line of Credit Facility, Interest Rate at Period End	8.78%
Maturity date	September 2027
Revolving Credit Facility [Member] | CWB Financial Limited One [Member]
Line of Credit Facility [Line Items]
Total	$ 1,408	1,487
Line of Credit Facility, Interest Rate at Period End	9.21%
Maturity date	October 2027
Revolving Credit Facility [Member] | CWB Financial Limited Two [Member]
Line of Credit Facility [Line Items]
Total		$ 380
Line of Credit Facility, Interest Rate at Period End	8.67%
Maturity date	November 2027